Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Current assets:
Cash and cash equivalents	$ 16	$ 87	$ 42
Accounts receivable	458	455	543
Finished goods	357	306	338
Raw materials and supplies	253	229	240
Inventories	610	535	578
Deferred income taxes	130	114	62
Prepaid expenses and other current assets	35	42	30
Total current assets	1,249	1,233	1,255
Property, plant and equipment	1,242	1,216	1,250
Goodwill, intangible assets and deferred costs	2,579	2,636	2,704
Other assets	12	21	8
Total assets	5,082	5,106	5,217
Current liabilities:
Accounts payable	375	306	352
Accrued expenses and other current liabilities	300	300	286
Current portion of long-term debt	57	40	46
Total current liabilities	732	646	684
Long-term debt, less current portion	3,942	4,431	4,581
Deferred income taxes	330	315	233
Other long-term liabilities	393	166	170
Total liabilities	5,397	5,558	5,668
Commitments and contingencies
Redeemable shares		23	16
Stockholders' equity (deficit):
Common stock, value	1	1	1
Paid-in capital	301	131	142
Notes receivable-common stock	(1)	(2)	(2)
Non controlling interest	3	3	3
Accumulated deficit	(570)	(561)	(563)
Accumulated other comprehensive loss	(49)	(47)	(48)
Total stockholders' equity (deficit)	(315)	(475)	(467)
Total liabilities and stockholders' equity (deficit)	$ 5,082	$ 5,106	$ 5,217